Pay vs Performance Disclosure		1 Months Ended	11 Months Ended	12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 13, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and our named executive officers other than our PEOs (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

	Summary	Summary			Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment based on:[4]
Year	Compensation Table Total for PEO 1(1) ($)	Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Table Total for Non-PEO NEOs(1) ($)	Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	TSR ($)	Peer Group TSR ($)	Net Income ($ Thousands)	Core FFO Per Share(5) ($)
2023	—	12,355,560	—	22,300,154	3,688,215	6,285,640	130.06	113.54	950,312	6.59
2022	23,695,471	6,835,895	(14,083,891)	(6,498,305)	4,415,342	(1,811,344)	92.96	99.82	380,325	6.70
2021	17,139,601	—	30,533,169	—	6,067,449	7,770,066	157.39	132.23	1,747,412	6.53
2020	17,789,395	—	40,467,482	—	5,765,543	9,310,477	120.46	92.43	362,730	6.21

(1)	A. William Stein was our PEO from November 24, 2014 to December 13, 2022 (“PEO 1”). Andrew P. Power has been our PEO since December 13, 2022 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Andrew P. Power	Andrew P. Power	Gregory S. Wright	Gregory S. Wright
Gregory S. Wright	David C. Ruberg	Corey J. Dyer	Matthew Mercier
Erich J. Sanchack	Gregory S. Wright	Christopher Sharp	Christopher Sharp
Christopher Sharp	Corey J. Dyer		Cindy A. Fiedelman
Corey J. Dyer

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEOs or Non-PEO NEOs. These amounts reflect the compensation reported in the “Total” column of the Summary Compensation Table Total for the applicable fiscal year with certain adjustments (which, for fiscal year 2023, are described in footnote 3 below).
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the “Stock Awards” column of the Summary Compensation Table.

	Summary Compensation		Inclusion	Compensation
	Table Total for	Exclusion of Stock Awards for	of Equity Values for	Actually Paid to
	Andrew P. Power	Andrew P. Power	Andrew P. Power	Andrew P. Power
Year	($)	($)	($)	($)
2023	12,355,560	(8,952,335)	18,896,929	22,300,154

	Average Summary	Average Exclusion	Average Inclusion	Average Compensation
	Compensation Table Total	of Stock Awards	of Equity Values	Actually Paid to
	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)
2023	3,688,215	(2,243,596)	4,841,021	6,285,640

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Andrew P. Power ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Andrew P. Power ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Andrew P. Power ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Andrew P. Power ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Andrew P. Power ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2023	15,003,788	3,595,956	—	297,185	—	—	18,896,929

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	3,243,906	1,174,598	422,534	157,348	(157,365)	—	4,841,021

(4)	The Peer Group TSR set forth in this table utilizes the MSCI US REIT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Company’s and Operating Partnership’s Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively, assuming that all dividends (if any) were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

(5)	We determined Core FFO to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Core FFO may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core FFO is a non-GAAP metric. A reconciliation of net income to FFO and FFO to Core FFO is available in the Appendix of this Proxy Statement.

Company Selected Measure Name				Core FFO
Named Executive Officers, Footnote [Text Block]

(1)	A. William Stein was our PEO from November 24, 2014 to December 13, 2022 (“PEO 1”). Andrew P. Power has been our PEO since December 13, 2022 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Andrew P. Power	Andrew P. Power	Gregory S. Wright	Gregory S. Wright
Gregory S. Wright	David C. Ruberg	Corey J. Dyer	Matthew Mercier
Erich J. Sanchack	Gregory S. Wright	Christopher Sharp	Christopher Sharp
Christopher Sharp	Corey J. Dyer		Cindy A. Fiedelman
Corey J. Dyer

Peer Group Issuers, Footnote [Text Block]

(4)	The Peer Group TSR set forth in this table utilizes the MSCI US REIT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Company’s and Operating Partnership’s Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively, assuming that all dividends (if any) were reinvested. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]

	Summary Compensation		Inclusion	Compensation
	Table Total for	Exclusion of Stock Awards for	of Equity Values for	Actually Paid to
	Andrew P. Power	Andrew P. Power	Andrew P. Power	Andrew P. Power
Year	($)	($)	($)	($)
2023	12,355,560	(8,952,335)	18,896,929	22,300,154

	Average Summary	Average Exclusion	Average Inclusion	Average Compensation
	Compensation Table Total	of Stock Awards	of Equity Values	Actually Paid to
	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)
2023	3,688,215	(2,243,596)	4,841,021	6,285,640

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Andrew P. Power ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Andrew P. Power ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Andrew P. Power ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Andrew P. Power ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Andrew P. Power ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2023	15,003,788	3,595,956	—	297,185	—	—	18,896,929

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	3,243,906	1,174,598	422,534	157,348	(157,365)	—	4,841,021

Non-PEO NEO Average Total Compensation Amount	[1]			$ 3,688,215	$ 4,415,342	$ 6,067,449	$ 5,765,543
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]			$ 6,285,640	(1,811,344)	7,770,066	9,310,477
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Summary Compensation		Inclusion	Compensation
	Table Total for	Exclusion of Stock Awards for	of Equity Values for	Actually Paid to
	Andrew P. Power	Andrew P. Power	Andrew P. Power	Andrew P. Power
Year	($)	($)	($)	($)
2023	12,355,560	(8,952,335)	18,896,929	22,300,154

	Average Summary	Average Exclusion	Average Inclusion	Average Compensation
	Compensation Table Total	of Stock Awards	of Equity Values	Actually Paid to
	for Non-PEO NEOs	for Non-PEO NEOs	for Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)
2023	3,688,215	(2,243,596)	4,841,021	6,285,640

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Andrew P. Power ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Andrew P. Power ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Andrew P. Power ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Andrew P. Power ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Andrew P. Power ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Andrew P. Power ($)	Total - Inclusion of Equity Values for Andrew P. Power ($)
2023	15,003,788	3,595,956	—	297,185	—	—	18,896,929

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	3,243,906	1,174,598	422,534	157,348	(157,365)	—	4,841,021

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Peer Group TSR over the same period.

PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Core Funds From Operations Per Share

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Core FFO during the four most recently completed fiscal years. Core FFO is a non-GAAP metric. A reconciliation of net income to FFO and FFO to Core FFO is available in the Appendix of this Proxy Statement.

PEO and Average Non-PEO NEO Compensation Actually Paid
Versus Core Funds From Operations Per Share

Tabular List [Table Text Block]

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Core Funds From Operations Per Share
Relative TSR
Net Income from Operations

Total Shareholder Return Amount	[4]			$ 130.06	92.96	157.39	120.46
Peer Group Total Shareholder Return Amount	[4]			113.54	99.82	132.23	92.43
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ 950,312,000	$ 380,325,000	$ 1,747,412,000	$ 362,730,000
Company Selected Measure Amount | $ / shares	[5]			6.59	6.70	6.53	6.21
PEO Name				Andrew P. Power	A. William Stein	A. William Stein	A. William Stein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				Core Funds From Operations Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Net Income from Operations
PEO [Member] | Exclusion of Stock Awards for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (8,952,335)
PEO [Member] | Inclusion of Equity Values for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				18,896,929
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				15,003,788
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,595,956
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				297,185
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Inclusion of Equity Values for Andrew P. Power
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				18,896,929
Non-PEO NEO [Member] | Average Exclusion of Stock Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(2,243,596)
Non-PEO NEO [Member] | Average Inclusion of Equity Values for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,841,021
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				3,243,906
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,174,598
Non-PEO NEO [Member] | Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				422,534
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				157,348
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(157,365)
Non-PEO NEO [Member] | Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Average of Equity Values for Non-PEO NEOs
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,841,021
PEO1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		$ 23,695,471			$ 17,139,601	$ 17,789,395
PEO Actually Paid Compensation Amount	[1],[2],[3]		$ (14,083,891)			30,533,169	40,467,482
PEO2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 6,835,895		12,355,560
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ (6,498,305)		$ 22,300,154

[1]	A. William Stein was our PEO from November 24, 2014 to December 13, 2022 (“PEO 1”). Andrew P. Power has been our PEO since December 13, 2022 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.
[2]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the “Stock Awards” column of the Summary Compensation Table.
[3]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEOs or Non-PEO NEOs. These amounts reflect the compensation reported in the “Total” column of the Summary Compensation Table Total for the applicable fiscal year with certain adjustments (which, for fiscal year 2023, are described in footnote 3 below).
[4]	The Peer Group TSR set forth in this table utilizes the MSCI US REIT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Company’s and Operating Partnership’s Annual Report on Form 10-K for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the MSCI US REIT Index, respectively, assuming that all dividends (if any) were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
[5]	We determined Core FFO to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Core FFO may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Core FFO is a non-GAAP metric. A reconciliation of net income to FFO and FFO to Core FFO is available in the Appendix of this Proxy Statement.